UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-09617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 -   Report to Stockholders


Merrill Lynch
Strategy Series, Inc.


Annual Report
December 31, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's
Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Strategy Series, Inc.


Important Tax Information


The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch Strategy Series, Inc. during the fiscal year ended December 31, 2005:

                                                              Record Date               December 19, 2005
Growth and Income Fund                                       Payable Date               December 23, 2005
Qualified Dividend Income for Individuals                                                      100%
Dividends Qualifying for the Dividends Received Deduction for Corporations                     100%
Federal Obligation Interest*                                                                  5.81%


                                                              Record Date         July 21, 2005        December 19, 2005
Long-Term Growth Fund                                        Payable Date         July 27, 2005        December 23, 2005
Qualified Dividend Income for Individuals                                              100%                   100%
Dividends Qualifying for the Dividends Received Deduction for Corporations             100%                   100%
Federal Obligation Interest*                                                          0.00%                  2.84%


                                                              Record Date         July 21, 2005        December 19, 2005
All-Equity Fund                                              Payable Date         July 27, 2005        December 23, 2005
Qualified Dividend Income for Individuals                                              100%                   100%
Dividends Qualifying for the Dividends Received Deduction for Corporations             100%                   100%

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.



Availability of Quarterly Schedule of Investments


The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Series offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



A Letter From the President


Dear Shareholder

On balance, 2005 was a year of "muddling through" for the U.S. financial markets, as oil prices reached new record highs, the Federal Reserve Board (the Fed) increased the target federal funds rate from 2.25% to 4.25%, the housing market and the consumer finally showed some signs of slowing, and Hurricanes Katrina and Rita ravaged the Gulf Coast, causing yet untold economic damage.

Although they struggled, stocks managed to post their third straight year of positive performance. The year was equally uncertain for fixed income markets, which were bemused by a flattening yield curve and a number of significant credit events that brought a slowdown in high yield market returns. Notably, the one-year results for the major asset classes - stocks, bonds and cash - were the closest they have been in more than 100 years. For the 12- and six-month periods ended December 31, 2005, most of the major market indexes managed to land in positive territory:



Total Returns as of December 31, 2005                                 6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                            + 5.77%        + 4.91%
Small-cap U.S. equities (Russell 2000 Index)                           + 5.88         + 4.55
International equities (MSCI Europe Australasia Far East Index)        +14.88         +13.54
Fixed income (Lehman Brothers Aggregate Bond Index)                    - 0.08         + 2.43
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)         + 0.60         + 3.51
High yield bonds (Credit Suisse First Boston High Yield Index)         + 1.48         + 2.26


In hindsight, these numbers are reasonably good given the headwinds facing the markets in 2005. U.S. equities found support in strong corporate earnings, low core inflation and healthy company balance sheets. Strength in the global economy and non-U.S. equity markets helped, as did robust dividend-distribution, share-buyback and merger-and-acquisition activity. International stocks had an excellent year, with many markets benefiting from strong economic statistics, trade surpluses and solid finances. In the U.S. bond market, long-term yields remained low and, at year-end, the Treasury curve appeared ready to invert.

As 2006 begins, the largest question marks center on the Fed's future moves, the U.S. consumer's ability (or inability) to continue spending, the direction of the U.S. dollar following a year of appreciation and the potential for continued strong economic and corporate earnings growth. As you turn the calendar and consider how these factors might impact your investments, remember that the new year is a good time to meet with your financial advisor to review your financial goals, and to make portfolio changes where necessary. For investing insights and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.mlim.ml.com/shareholdermagazine.

As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Director



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



A Discussion With Your Fund's Portfolio Manager


Each of the Merrill Lynch Strategy Series portfolios provided returns that were competitive with or moderately below their respective benchmarks for the fiscal year.


How did the portfolios perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +3.33%, +2.49%, +2.41%, +3.46% and +3.04%, respectively. Its unmanaged weighted benchmark, which consists 55% of the Standard & Poor's (S&P) Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index, returned +4.30% for the same period.

Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +4.53%, +3.64%, +3.76%, +4.78% and +4.85%, respectively, for the 12-month period ended December 31, 2005. This compared to a return of +4.92% for its unmanaged weighted benchmark, which consists 75% of the S&P Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index for the same period.

Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +4.79%, +3.87%, +4.00%, +4.97% and +4.76%, respectively, for the 12-month period. Its unmanaged benchmark, the S&P 500 Index, returned 4.91% for the same period. (All Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 13 of this report to shareholders.)

The Funds' performances lagged their respective benchmarks mostly due to a low level of market volatility and similar returns for stocks, bonds and bills. Investment strategies like ours that focus on asset allocation often perform better when there is a high level of volatility and greater return disparity between asset classes.

U.S. stocks, bonds and cash all ended the year with unimpressive low single-digit returns. There were a number of factors weighing on the markets throughout the year, including multiple interest rate increases by the Federal Reserve Board (the Fed), a significant rise in oil prices and a surprisingly strong U.S. dollar. Fortunately, the markets took solace in strong earnings growth, low core inflation and extremely healthy corporate balance sheets. Strength in the global economy and non-U.S. equity markets helped also, as did strong levels of dividend distributions, share buybacks and merger-and-acquisition activity.

While U.S. economic growth slowed from around 4.5% in 2004 to close to 3.5% in 2005, earnings growth remained strong with low double-digit percentage gains. The U.S. economy is beginning its fifth year of expansion (the average length of an economic expansion is 5.75 years), but real economic growth has been only about half of what it would be in a normal economic cycle, while corporate profit growth has been much stronger than normal. The length of the equity bull market has now matched the average of post-WWII bull markets (38 months), but is some distance short of the typical bull market gain. We begin 2006 with a U.S. consumer that is challenged, a Fed that hopefully is almost finished raising interest rates, profit margins at record levels and continued concerns about the structural problems of debt and deficits in the United States.


What changes were made to the portfolios during the period?

We made two significant changes in the portfolios during the year. First, we reduced our allocation to small cap stocks, although we still hold an above-average weighting. We believe that small caps have become less attractive because they are no longer undervalued and they have the potential to underperform if the economy weakens significantly. Importantly, we believe that the flat U.S. Treasury yield curve suggests the U.S. economy may falter late in 2006.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



The second significant change we made in the portfolios was the increase of our allocation to international stocks. We believe that many international markets, notably Japan and other Asian markets, are trading at relatively attractive valuations. We also believe that the U.S. dollar is poised to weaken against most major currencies, further enhancing the U.S. dollar return of non-U.S. securities. The dollar was supported in 2005 by rising short-term interest rates and foreign demand for U.S. Treasury bonds. With the Fed potentially reaching the end of its interest rate hiking cycle and investors refocusing on the current account and U.S. budget deficits, the U.S. dollar is likely to face some serious headwinds in 2006.


How would you characterize the portfolios' positioning at the close of the period?

Compared to their respective benchmarks, all three portfolios have above-average allocations to international stocks and below-average allocations to domestic large cap stocks. Where appropriate, we are also underweight in bonds.

A key factor that will determine the direction of U.S. equity prices in 2006 will be the degree to which corporate earnings can continue to exceed expectations. Corporate earnings have had an incredible run over the past several years. Unfortunately, we believe we are past the peak of growth in profits and that corporate earnings will not meet their lofty expectations. These potential earnings disappointments will likely cause a more significant correction in equities at some point in 2006 than we have experienced in quite a while as a mid-cycle slowdown becomes more evident.

Likewise, our outlook for bonds in 2006 is less than stellar. The yield curve has been flirting with inversion over the last few days of 2005, and we expect it to invert at some point in 2006 (with short-term interest rates moving higher than long-term interest rates). Longer-term Treasury yields, we believe, likely will remain fairly steady throughout the year.


Philip Green
Vice President and Portfolio Manager


February 2, 2006



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data


About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares bear no ongoing distribution or account maintenance fees and are available only to eligible investors. Had the sales charge been included, the Fund's Class I Shares' performance would have been lower.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Class I Shares (which have no distribution or account maintenance fees) restated for Class R Share fees.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (continued)

Recent Performance Results*
                                                                                              Since
                                                        6-Month           12-Month          Inception
As of December 31, 2005                               Total Return      Total Return       Total Return
ML Strategy Growth and Income Fund Class A Shares        +3.22%            +3.33%             + 6.64%
ML Strategy Growth and Income Fund Class B Shares        +2.71             +2.49              + 2.15
ML Strategy Growth and Income Fund Class C Shares        +2.73             +2.41              + 1.95
ML Strategy Growth and Income Fund Class I Shares        +3.24             +3.46              + 7.92
ML Strategy Growth and Income Fund Class R Shares        +3.04             +3.04              + 6.02
ML Strategy Long-Term Growth Fund Class A Shares         +4.99             +4.53              - 0.48
ML Strategy Long-Term Growth Fund Class B Shares         +4.56             +3.64              - 4.69
ML Strategy Long-Term Growth Fund Class C Shares         +4.56             +3.76              - 4.66
ML Strategy Long-Term Growth Fund Class I Shares         +5.13             +4.78              + 0.88
ML Strategy Long-Term Growth Fund Class R Shares         +4.96             +4.85              - 0.09
ML Strategy All-Equity Fund Class A Shares               +6.02             +4.79              - 9.83
ML Strategy All-Equity Fund Class B Shares               +5.65             +3.87              -13.68
ML Strategy All-Equity Fund Class C Shares               +5.65             +4.00              -13.68
ML Strategy All-Equity Fund Class I Shares               +6.19             +4.97              - 8.64
ML Strategy All-Equity Fund Class R Shares               +6.14             +4.76              - 9.81

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Cumulative total investment returns are based on changes in each Fund's net asset value for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. For the year ended December 31,
  2005, the All-Equity Fund did not accrue Class R distribution fees and the Long-Term Growth
  Fund and the Growth and Income Fund did not accrue distribution fees for a portion of the period because of regulatory fee limits. If such fees were included, returns would have been lower. The Funds' inception date is 6/02/00.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (continued)                             Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class A and Class B Shares* compared to a similar investment in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Growth and Income Fund++
Class A Shares*

Date                                             Value

6/02/2000**                                    $ 9,475.00
December 2000                                  $ 8,941.00
December 2001                                  $ 8,491.00
December 2002                                  $ 7,710.00
December 2003                                  $ 9,061.00
December 2004                                  $ 9,779.00
December 2005                                  $10,104.00


Merrill Lynch Strategy Growth and Income Fund++
Class B Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,395.00
December 2001                                  $ 8,859.00
December 2002                                  $ 7,975.00
December 2003                                  $ 9,303.00
December 2004                                  $ 9,967.00
December 2005                                  $10,120.00


S&P Super Composite 1500 Index++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,263.00
December 2001                                  $ 8,278.00
December 2002                                  $ 6,514.00
December 2003                                  $ 8,441.00
December 2004                                  $ 9,436.00
December 2005                                  $ 9,969.00


Lehman Brothers Aggregate Bond Index++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $10,854.00
December 2001                                  $11,770.00
December 2002                                  $12,977.00
December 2003                                  $13,510.00
December 2004                                  $14,096.00
December 2005                                  $14,439.00


Weighted Index++++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,918.00
December 2001                                  $ 9,727.00
December 2002                                  $ 8,974.00
December 2003                                  $10,563.00
December 2004                                  $11,456.00
December 2005                                  $11,948.00


       * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

      ** Commencement of operations.

      ++ The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

    ++++ This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

  ++++++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++ This weighted Index is comprised of 55% of the unmanaged Standard &
         Poor's Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

         Past performance is not indicative of future results.



Average Annual Total Return


                                    Return Without    Return With
                                     Sales Charge    Sales Charge**
Class A Shares*

One Year Ended 12/31/05                  +3.33%           -2.09%
Five Years Ended 12/31/05                +2.48            +1.38
Inception (6/02/00) through
12/31/05                                 +1.16            +0.19

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



                                        Return           Return
                                     Without CDSC     With CDSC**
Class B Shares*

One Year Ended 12/31/05                  +2.49%           -1.51%
Five Years Ended 12/31/05                +1.69            +1.31
Inception (6/02/00) through
12/31/05                                 +0.38            +0.21

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (continued)                             Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C, Class I & Class R Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class C, Class I and Class R Shares* compared to a similar investment in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Growth and Income Fund++
Class C Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,374.00
December 2001                                  $ 8,842.00
December 2002                                  $ 7,961.00
December 2003                                  $ 9,285.00
December 2004                                  $ 9,955.00
December 2005                                  $10,195.00


Merrill Lynch Strategy Growth and Income Fund++
Class I Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,446.00
December 2001                                  $ 8,994.00
December 2002                                  $ 8,181.00
December 2003                                  $ 9,627.00
December 2004                                  $10,431.00
December 2005                                  $10,792.00


Merrill Lynch Strategy Growth and Income Fund++
Class R Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,419.00
December 2001                                  $ 8,923.00
December 2002                                  $ 8,076.00
December 2003                                  $ 9,525.00
December 2004                                  $10,289.00
December 2005                                  $10,602.00


S&P Super Composite 1500 Index++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,263.00
December 2001                                  $ 8,278.00
December 2002                                  $ 6,514.00
December 2003                                  $ 8,441.00
December 2004                                  $ 9,436.00
December 2005                                  $ 9,969.00


Lehman Brothers Aggregate Bond Index++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $10,854.00
December 2001                                  $11,770.00
December 2002                                  $12,977.00
December 2003                                  $13,510.00
December 2004                                  $14,096.00
December 2005                                  $14,439.00


Weighted Index++++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,918.00
December 2001                                  $ 9,727.00
December 2002                                  $ 8,974.00
December 2003                                  $10,563.00
December 2004                                  $11,456.00
December 2005                                  $11,948.00


       * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

      ** Commencement of operations.

      ++ The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

    ++++ This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

  ++++++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++ This weighted Index is comprised of 55% of the unmanaged Standard &
         Poor's Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

         Past performance is not indicative of future results.



Average Annual Total Return


                                        Return           Return
                                     Without CDSC     With CDSC**
Class C Shares*

One Year Ended 12/31/05                  +2.41%           +1.41%
Five Years Ended 12/31/05                +1.69            +1.69
Inception (6/02/00) through
12/31/05                                 +0.35            +0.35

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.



Class I Shares                                           Return

One Year Ended 12/31/05                                   +3.46%
Five Years Ended 12/31/05                                 +2.70
Inception (6/02/00) through
12/31/05                                                  +1.38



Class R Shares                                           Return

One Year Ended 12/31/05                                   +3.04%
Five Years Ended 12/31/05                                 +2.39
Inception (6/02/00) through
12/31/05                                                  +1.05



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (continued)                              Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Long-Term Growth Fund++ Class A and Class B Shares* compared to a similar investment in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Long-Term Growth Fund++
Class A Shares*

Date                                             Value

6/02/2000**                                    $ 9,475.00
December 2000                                  $ 8,616.00
December 2001                                  $ 7,865.00
December 2002                                  $ 6,629.00
December 2003                                  $ 8,206.00
December 2004                                  $ 9,021.00
December 2005                                  $ 9,430.00


Merrill Lynch Strategy Long-Term Growth Fund++
Class B Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,047.00
December 2001                                  $ 8,195.00
December 2002                                  $ 6,857.00
December 2003                                  $ 8,423.00
December 2004                                  $ 9,196.00
December 2005                                  $ 9,437.00


S&P Super Composite 1500 Index++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,263.00
December 2001                                  $ 8,278.00
December 2002                                  $ 6,514.00
December 2003                                  $ 8,441.00
December 2004                                  $ 9,436.00
December 2005                                  $ 9,969.00


Lehman Brothers Aggregate Bond Index++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $10,854.00
December 2001                                  $11,770.00
December 2002                                  $12,977.00
December 2003                                  $13,510.00
December 2004                                  $14,096.00
December 2005                                  $14,439.00


Weighted Index++++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,626.00
December 2001                                  $ 9,069.00
December 2002                                  $ 7,808.00
December 2003                                  $ 9,596.00
December 2004                                  $10,549.00
December 2005                                  $11,068.00


       * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

      ** Commencement of operations.

      ++ The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

    ++++ This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

  ++++++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++ This weighted Index is comprised of 75% of the unmanaged Standard &
         Poor's Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

         Past performance is not indicative of future results.



Average Annual Total Return


                                   Return Without     Return With
                                    Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/05                 +4.53%            -0.95%
Five Years Ended 12/31/05               +1.82             +0.73
Inception (6/02/00) through
12/31/05                                -0.09             -1.05

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



                                       Return            Return
                                    Without CDSC      With CDSC**
Class B Shares*

One Year Ended 12/31/05                  +3.64%           -0.36%
Five Years Ended 12/31/05                +1.05            +0.66
Inception (6/02/00) through
12/31/05                                 -0.86            -1.03

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (continued)                              Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C, Class I & Class R Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Long-Term Growth Fund++ Class C, Class I and Class R Shares* compared to a similar investment in S&P Super Composite 1500 Index++++, Lehman Brothers Aggregate Bond Index++++++ and Weighted Index++++++++. Values illustrated are as follows:


Merrill Lynch Strategy Long-Term Growth Fund++
Class C Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,052.00
December 2001                                  $ 8,192.00
December 2002                                  $ 6,860.00
December 2003                                  $ 8,423.00
December 2004                                  $ 9,189.00
December 2005                                  $ 9,534.00


Merrill Lynch Strategy Long-Term Growth Fund++
Class I Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,106.00
December 2001                                  $ 8,336.00
December 2002                                  $ 7,036.00
December 2003                                  $ 8,738.00
December 2004                                  $ 9,628.00
December 2005                                  $10,088.00


Merrill Lynch Strategy Long-Term Growth Fund++
Class R Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,079.00
December 2001                                  $ 8,270.00
December 2002                                  $ 6,945.00
December 2003                                  $ 8,647.00
December 2004                                  $ 9,529.00
December 2005                                  $ 9,991.00


S&P Super Composite 1500 Index++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,263.00
December 2001                                  $ 8,278.00
December 2002                                  $ 6,514.00
December 2003                                  $ 8,441.00
December 2004                                  $ 9,436.00
December 2005                                  $ 9,969.00


Lehman Brothers Aggregate Bond Index++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $10,854.00
December 2001                                  $11,770.00
December 2002                                  $12,977.00
December 2003                                  $13,510.00
December 2004                                  $14,096.00
December 2005                                  $14,439.00


Weighted Index++++++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 9,626.00
December 2001                                  $ 9,069.00
December 2002                                  $ 7,808.00
December 2003                                  $ 9,596.00
December 2004                                  $10,549.00
December 2005                                  $11,068.00


       * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

      ** Commencement of operations.

      ++ The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

    ++++ This unmanaged Index represents 87% of the total U.S. equity market capitalization. The starting date for the Index in the graph is from 6/30/00.

  ++++++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

++++++++ This weighted Index is comprised of 75% of the unmanaged Standard &
         Poor's Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index. The starting date for the Index in the graph is from 6/30/00.

         Past performance is not indicative of future results.



Average Annual Total Return


                                        Return           Return
                                     Without CDSC     With CDSC**
Class C Shares*

One Year Ended 12/31/05                  +3.76%           +2.76%
Five Years Ended 12/31/05                +1.04            +1.04
Inception (6/02/00) through
12/31/05                                 -0.85            -0.85

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.



Class I Shares                                           Return

One Year Ended 12/31/05                                   +4.78%
Five Years Ended 12/31/05                                 +2.07
Inception (6/02/00) through
12/31/05                                                  +0.16



Class R Shares                                           Return

One Year Ended 12/31/05                                   +4.85%
Five Years Ended 12/31/05                                 +1.93
Inception (6/02/00) through
12/31/05                                                  -0.02



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (continued)                                    All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class A and Class B Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows:


Merrill Lynch Strategy All-Equity Fund++
Class A Shares*

Date                                             Value

6/02/2000**                                    $ 9,475.00
December 2000                                  $ 8,347.00
December 2001                                  $ 7,277.00
December 2002                                  $ 5,657.00
December 2003                                  $ 7,353.00
December 2004                                  $ 8,154.00
December 2005                                  $ 8,544.00


Merrill Lynch Strategy All-Equity Fund++
Class B Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 8,770.00
December 2001                                  $ 7,580.00
December 2002                                  $ 5,850.00
December 2003                                  $ 7,550.00
December 2004                                  $ 8,310.00
December 2005                                  $ 8,546.00


Standard & Poor's 500 Index++++
Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 8,994.00
December 2001                                  $ 7,925.00
December 2002                                  $ 6,174.00
December 2003                                  $ 7,945.00
December 2004                                  $ 8,809.00
December 2005                                  $ 9,242.00


   * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

  ** Commencement of operations.

  ++ The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++ This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

     Past performance is not indicative of future results.



Average Annual Total Return


                                    Return Without    Return With
                                     Sales Charge    Sales Charge**
Class A Shares*

One Year Ended 12/31/05                  +4.79%           -0.71%
Five Years Ended 12/31/05                +0.47            -0.61
Inception (6/02/00) through
12/31/05                                 -1.84            -2.78

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



                                        Return           Return
                                     Without CDSC     With CDSC**
Class B Shares*

One Year Ended 12/31/05                  +3.87%          -0.13%
Five Years Ended 12/31/05                -0.32           -0.72
Inception (6/02/00) through
12/31/05                                 -2.60           -2.78

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Performance Data (concluded)                                    All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C, Class I & Class R Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class C, Class I and Class R Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows:


Merrill Lynch Strategy All-Equity Fund++
Class C Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 8,770.00
December 2001                                  $ 7,580.00
December 2002                                  $ 5,850.00
December 2003                                  $ 7,550.00
December 2004                                  $ 8,300.00
December 2005                                  $ 8,632.00


Merrill Lynch Strategy All-Equity Fund++
Class I Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 8,820.00
December 2001                                  $ 7,680.00
December 2002                                  $ 6,000.00
December 2003                                  $ 7,830.00
December 2004                                  $ 8,704.00
December 2005                                  $ 9,136.00


Merrill Lynch Strategy All-Equity Fund++
Class R Shares*

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 8,794.00
December 2001                                  $ 7,619.00
December 2002                                  $ 5,922.00
December 2003                                  $ 7,759.00
December 2004                                  $ 8,610.00
December 2005                                  $ 9,019.00


Standard & Poor's 500 Index++++

Date                                             Value

6/02/2000**                                    $10,000.00
December 2000                                  $ 8,994.00
December 2001                                  $ 7,925.00
December 2002                                  $ 6,174.00
December 2003                                  $ 7,945.00
December 2004                                  $ 8,809.00
December 2005                                  $ 9,242.00

   * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

  ** Commencement of operations.

  ++ The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++ This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

     Past performance is not indicative of future results.



Average Annual Total Return


                                       Return           Return
                                     Without CDSC     With CDSC**
Class C Shares*

One Year Ended 12/31/05                  +4.00%           +3.00%
Five Years Ended 12/31/05                -0.32            -0.32
Inception (6/02/00) through
12/31/05                                 -2.60            -2.60

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.



Class I Shares                                           Return

One Year Ended 12/31/05                                   +4.97%
Five Years Ended 12/31/05                                 +0.71
Inception (6/02/00) through
12/31/05                                                  -1.61



Class R Shares                                           Return

One Year Ended 12/31/05                                   +4.76%
Five Years Ended 12/31/05                                 +0.51
Inception (6/02/00) through
12/31/05                                                  -1.83



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2005 and held through December 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table of each Fund provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


Merrill Lynch Strategy Growth and Income Fund
                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value     July 1, 2005 to
                                                        July 1,         December 31,       December 31,
                                                          2005              2005               2005
Actual

Class A                                                  $1,000          $1,032.20            $ 8.20
Class B                                                  $1,000          $1,027.10            $12.20
Class C                                                  $1,000          $1,027.30            $12.04
Class I                                                  $1,000          $1,032.40            $ 6.93
Class R                                                  $1,000          $1,030.40            $ 9.52

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,017.03            $ 8.14
Class B                                                  $1,000          $1,013.07            $12.11
Class C                                                  $1,000          $1,013.22            $11.96
Class I                                                  $1,000          $1,018.28            $ 6.88
Class R                                                  $1,000          $1,015.72            $ 9.45

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.61% for Class A, 2.40% for Class B, 2.37% for Class C, 1.36% for Class I and 1.87% for Class R),
   multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Disclosure of Expenses (concluded)

Merrill Lynch Strategy Long-Term Growth Fund
                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value     July 1, 2005 to
                                                        July 1,         December 31,       December 31,
                                                          2005              2005               2005
Actual

Class A                                                  $1,000          $1,049.90            $ 6.37
Class B                                                  $1,000          $1,045.60            $10.26
Class C                                                  $1,000          $1,045.60            $10.26
Class I                                                  $1,000          $1,051.30            $ 5.04
Class R                                                  $1,000          $1,049.60            $ 7.14

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,018.88            $ 6.28
Class B                                                  $1,000          $1,015.07            $10.10
Class C                                                  $1,000          $1,015.07            $10.10
Class I                                                  $1,000          $1,020.19            $ 4.96
Class R                                                  $1,000          $1,018.13            $ 7.03

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.24% for Class A, 2.00% for Class B, 2.00% for Class C, .98% for Class I and 1.39% for Class R),
   multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Currently, Class R did not accrue a portion of its distribution fees
   (12b-1 fees) for the entire period due to regulatory limits. If the distribution fees were accrued for the entire period, the actual expense ratio would have been approximately 1.48%, the actual expenses paid would have been approximately $7.60 and the hypothetical expenses paid would have been approximately $7.49.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


Merrill Lynch Strategy All-Equity Fund
                                                                                          Expenses Paid
                                                       Beginning           Ending       During the Period*
                                                     Account Value     Account Value     July 1, 2005 to
                                                        July 1,         December 31,       December 31,
                                                          2005              2005               2005
Actual

Class A                                                  $1,000          $1,060.20            $ 7.44
Class B                                                  $1,000          $1,056.50            $11.39
Class C                                                  $1,000          $1,056.50            $11.39
Class I                                                  $1,000          $1,061.90            $ 6.15
Class R                                                  $1,000          $1,061.40            $ 7.44

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,017.88            $ 7.28
Class B                                                  $1,000          $1,014.02            $11.16
Class C                                                  $1,000          $1,014.02            $11.16
Class I                                                  $1,000          $1,019.13            $ 6.02
Class R                                                  $1,000          $1,017.88            $ 7.28

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.44% for Class A, 2.21% for Class B, 2.21% for Class C, 1.19% for Class I and 1.44% for Class R),
   multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Currently, Class R did not accrue its distribution fees (12b-1 fees)
   due to regulatory limits. If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately 1.69%, the actual expenses paid would have been approximately $8.73 and the hypothetical expenses paid would have been approximately $8.54.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Schedule of Investments                                                           Growth and Income Fund        (in U.S. dollars)
                                     Investments                                                                        Value
Underlying Equity                    Master International Index Series++                                           $    2,240,656
Funds--61.1%                         Master Mid Cap Index Series++                                                      3,418,542
                                     Master S&P 500 Index Series++                                                     19,318,763
                                     Master Small Cap Index Series++                                                      624,178

                                     Total Underlying Equity Funds
                                     (Cost--$20,906,188)                                                               25,602,139


Underlying Fixed Income              Master Aggregate Bond Index Series++                                              15,920,554
Funds--38.0%
                                     Total Underlying Fixed Income Funds
                                     (Cost--$15,833,068)                                                               15,920,554

Short-Term                           Merrill Lynch Liquidity Series, LLC Cash Sweep Series I++                            377,763
Securities--0.9%
                                     Total Short-Term Securities
                                     (Cost--$377,763)                                                                     377,763

Total Investments (Cost--$37,117,019*)--100.0%                                                                         41,900,456
Liabilities in Excess of Other Assets--0.0%                                                                              (15,081)
                                                                                                                   --------------
Net Assets--100.0%                                                                                                 $   41,885,375
                                                                                                                   ==============

++ Investments in companies considered to be an affiliate of the Corporation, for purposes of
   Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                                              Net
                                                                                                Realized               Investment
   Affiliate                                   Contributions           Withdrawals        Gains (Losses)                   Income
   Master Aggregate Bond Index Series                     --         $   1,500,000         $     272,977             $    746,792
   Master International Index Series                      --         $     700,000         $      31,425             $     63,186
   Master Mid Cap Index Series                            --         $     100,000         $     156,930             $     48,054
   Master S&P 500 Index Series                            --         $   4,480,000         $   (204,655)             $    371,253
   Master Small Cap Index Series                          --         $   1,050,000         $      94,212             $      8,076
   Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                      $     331,686+++                 --                    --             $     31,917

     +++ Represents net contributions.


 * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                    $   37,700,195
                                                     ==============
   Gross unrealized appreciation                     $    4,200,261
   Gross unrealized depreciation                                 --
                                                     --------------
   Net unrealized appreciation                       $    4,200,261
                                                     ==============

   See Notes to Financial Statements.



Portfolio Information as of December 31, 2005


                                                       Percent of
Growth and Income Fund                                   Total
Underlying Asset Diversification                      Investments

Underlying Equity Funds                                   61.1%
Underlying Fixed Income Funds                             38.0
Other*                                                     0.9

 * Includes investments in short-term investments.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Schedule of Investments                                                            Long-Term Growth Fund        (in U.S. dollars)
                                     Investments                                                                        Value
Underlying Equity                    Master International Index Series++                                           $    5,326,675
Funds--86.9%                         Master Mid Cap Index Series++                                                      7,617,432
                                     Master S&P 500 Index Series++                                                     44,499,294
                                     Master Small Cap Index Series++                                                    1,590,321

                                     Total Underlying Equity Funds
                                     (Cost--$48,056,229)                                                               59,033,722

Underlying Fixed                     Master Aggregate Bond Index Series++                                               9,551,974
Income Funds--14.1%

                                     Total Underlying Fixed Income Funds
                                     (Cost--$9,528,101)                                                                 9,551,974

Short-Term                           Merrill Lynch Liquidity Series, LLC Cash Sweep++                                       1,209
Securities--0.0%
                                     Total Short-Term Securities
                                     (Cost--$1,209)                                                                         1,209

Total Investments (Cost--$57,585,539*)--101.0%                                                                         68,586,905
Liabilities in Excess of Other Assets--(1.0%)                                                                           (682,241)
                                                                                                                   --------------
Net Assets--100.0%                                                                                                 $   67,904,664
                                                                                                                   ==============

++ Investments in companies considered to be an affiliate of the Corporation, for purposes of
   Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                                              Net
                                                                                                Realized               Investment
   Affiliate                                   Contributions           Withdrawals        Gains (Losses)                   Income
   Master Aggregate Bond Index Series                     --          $  1,750,000          $     55,634               $  474,626
   Master International Index Series            $  1,250,000          $  1,500,000          $     60,360               $  142,966
   Master Mid Cap Index Series                            --          $    210,000          $    484,422               $  107,074
   Master S&P 500 Index Series                            --          $  7,500,000          $  (406,730)               $  837,628
   Master Small Cap Index Series                          --          $  2,320,000          $    227,370               $   20,145
   Merrill Lynch Liquidity Series, LLC
     Cash Sweep Series I                                  --          $     57,487+++                 --               $   29,036

      +++ Represents net withdrawals.

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                    $   58,400,348
                                                     ==============
   Gross unrealized appreciation                     $   10,186,557
   Gross unrealized depreciation                                 --
                                                     --------------
   Net unrealized appreciation                       $   10,186,557
                                                     ==============

   See Notes to Financial Statements.


Portfolio Information as of December 31, 2005


                                                       Percent of
Long-Term Growth Fund                                    Total
Underlying Asset Diversification                      Investments

Underlying Equity Funds                                  86.1%
Underlying Fixed Income Funds                             13.9
Other*                                                    --**

 * Includes investments in short-term investments.

** Amount is less than 0.1%.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Schedule of Investments                                                                  All-Equity Fund        (in U.S. dollars)
                                     Investments                                                                        Value
Underlying Equity                    Master International Index Series++                                           $    4,520,794
Funds--101.2%                        Master Mid Cap Index Series++                                                      4,502,541
                                     Master S&P 500 Index Series++**                                                   32,244,512
                                     Master Small Cap Index Series++                                                    1,377,870

                                     Total Underlying Equity Funds
                                     (Cost--$34,477,135)                                                               42,645,717

Short-Term                           Merrill Lynch Series, LLC Cash Sweep Series++                                            441
Securities--0.0%
                                     Total Short-Term Securities
                                     (Cost--$441)                                                                             441

Total Investments (Cost--$34,477,576*)--101.2%                                                                         42,646,158
Liabilities in Excess of Other Assets--(1.2%)                                                                           (503,635)
                                                                                                                   --------------
Net Assets--100.0%                                                                                                 $   42,142,523
                                                                                                                   ==============

++ Investments in companies considered to be an affiliate of the Corporation, for purposes of
   Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                                              Net
                                                                                                Realized               Investment
   Affiliate                                   Contributions           Withdrawals        Gains (Losses)                   Income
   Master International Index Series             $ 2,000,000         $   1,000,000          $     29,850            $     113,344
   Master Mid Cap Index Series                            --         $   2,190,000          $    343,461            $      74,752
   Master S&P 500 Index Series                   $ 3,000,000         $  10,880,000          $  (312,413)            $     632,245
   Master Small Cap Index Series                          --         $   1,900,000          $    186,692            $      17,324
   Merrill Lynch Liquidity Series, LLC
     Cash Sweep Series I                         $       441+++                 --                    --            $       4,738

     +++ Represents net contributions.


 * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                    $   35,195,346
                                                     ==============
   Gross unrealized appreciation                     $    7,450,812
   Gross unrealized depreciation                                 --
                                                     --------------
   Net unrealized appreciation                       $    7,450,812
                                                     ==============

** Enclosed with this report to shareholders is the summary schedule of investments and the financial statements for the underlying investment.

   See Notes to Financial Statements.


Portfolio Information as of December 31, 2005


                                                       Percent of
All-Equity Fund                                          Total
Underlying Equity Diversification                     Investments

Underlying Equity Funds                                   100%
Other*                                                    --**

* Includes investments in short-term investments.

** Amount is less than 0.1%.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Statements of Assets and Liabilities
                                                                                 Growth and         Long-Term
                                                                                   Income             Growth           All-Equity
As of December 31, 2005                                                             Fund               Fund               Fund
Assets

              Investments in affiliated securities, at value*               $    41,900,456    $    68,586,905    $    42,646,158
              Receivables for capital shares sold                                    82,922             70,267             40,225
              Prepaid expenses                                                       27,877             28,479             28,240
                                                                            ---------------    ---------------    ---------------
              Total assets                                                       42,011,255         68,685,651         42,714,623
                                                                            ---------------    ---------------    ---------------

Liabilities

              Payables:
                  Custodian                                                              --            559,967            289,932
                  Capital shares redeemed                                            26,135            119,598            200,763
                  Distributor                                                        23,136             23,908             21,155
                  Other affiliates                                                   20,693             22,748             17,976
                  Administrative fees                                                11,394             18,564              5,912
                  Investment adviser                                                  4,883              7,956              4,945
              Accrued expenses                                                       39,639             28,246             31,417
                                                                            ---------------    ---------------    ---------------
              Total liabilities                                                     125,880            780,987            572,100
                                                                            ---------------    ---------------    ---------------

Net Assets

              Net assets                                                    $    41,885,375    $    67,904,664    $    42,142,523
                                                                            ===============    ===============    ===============

Net Assets Consist of

              Accumulated distributions in excess of investment
              income--net                                                   $      (36,952)    $      (37,142)    $      (28,055)
              Accumulated realized capital losses--net                         (15,636,085)       (12,601,126)       (22,343,495)
              Unrealized appreciation--net                                        4,783,437         11,001,366          8,168,582
                                                                            ---------------    ---------------    ---------------
              Total accumulated losses--net                                    (10,889,600)        (1,636,902)       (14,202,968)
                                                                            ---------------    ---------------    ---------------
              Class A Common Stock, $.0001 par value++                                   16                 22                  7
              Class B Common Stock, $.0001 par value++++                                132                 95                120
              Class C Common Stock, $.0001 par value++++++                              154                202                169
              Class I Common Stock, $.0001 par value++++++++                            135                403                182
              Class R Common Stock, $.0001 par value++++++++++                            2                 --                  1
              Paid-in capital in excess of par                                   52,774,536         69,540,844         56,345,012
                                                                            ---------------    ---------------    ---------------
              Net Assets                                                    $    41,885,375    $    67,904,664    $    42,142,523
                                                                            ===============    ===============    ===============


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Statements of Assets and Liabilities (concluded)
                                                                                 Growth and         Long-Term
                                                                                   Income             Growth           All-Equity
As of December 31, 2005                                                             Fund               Fund               Fund
Net Asset Value

              Class A:
                  Net assets                                                $     1,546,190    $     2,040,000    $       611,875
                                                                            ===============    ===============    ===============
                  Shares outstanding                                                161,458            216,993             67,910
                                                                            ===============    ===============    ===============
                  Net asset value                                           $          9.58    $          9.40    $          9.01
                                                                            ===============    ===============    ===============
              Class B:
                  Net assets                                                $    12,587,236    $     8,946,530    $    10,321,677
                                                                            ===============    ===============    ===============
                  Shares outstanding                                              1,318,397            950,628          1,195,474
                                                                            ===============    ===============    ===============
                  Net asset value                                           $          9.55    $          9.41    $          8.63
                                                                            ===============    ===============    ===============
              Class C:
                  Net assets                                                $    14,709,197    $    18,992,894    $    14,577,800
                                                                            ===============    ===============    ===============
                  Shares outstanding                                              1,539,680          2,023,320          1,689,195
                                                                            ===============    ===============    ===============
                  Net asset value                                           $          9.55    $          9.39    $          8.63
                                                                            ===============    ===============    ===============
              Class I:
                  Net assets                                                $    12,870,456    $    37,905,949    $    16,533,864
                                                                            ===============    ===============    ===============
                  Shares outstanding                                              1,346,032          4,033,316          1,818,243
                                                                            ===============    ===============    ===============
                  Net asset value                                           $          9.56    $          9.40    $          9.09
                                                                            ===============    ===============    ===============
              Class R:
                  Net assets                                                $       172,296    $        19,291    $        97,307
                                                                            ===============    ===============    ===============
                  Shares outstanding                                                 18,030              2,051             11,000
                                                                            ===============    ===============    ===============
                  Net asset value                                           $          9.56    $          9.41    $          8.85
                                                                            ===============    ===============    ===============
                * Identified cost in affiliated securities                  $    37,117,019    $    57,585,539    $    34,477,576
                                                                            ===============    ===============    ===============
               ++ Authorized shares--Class A                                    166,666,667        166,666,667        166,666,667
                                                                            ===============    ===============    ===============
             ++++ Authorized shares--Class B                                    166,666,667        166,666,667        166,666,666
                                                                            ===============    ===============    ===============
           ++++++ Authorized shares--Class C                                    166,666,667        166,666,667        166,666,667
                                                                            ===============    ===============    ===============
         ++++++++ Authorized shares--Class I                                    166,666,666        166,666,666        166,666,666
                                                                            ===============    ===============    ===============
       ++++++++++ Authorized shares--Class R                                    166,666,667        166,666,666        166,666,667
                                                                            ===============    ===============    ===============

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Statements of Operations
                                                                                 Growth and         Long-Term
                                                                                   Income             Growth           All-Equity
For the Year Ended December 31, 2005                                                Fund               Fund               Fund
Investment Income

              Net investment income allocated from Underlying Funds         $     1,237,361    $     1,582,439    $       837,665
              Interest from short-term investments from affiliates                   31,917             29,036              4,738
                                                                            ---------------    ---------------    ---------------
              Total income and net investment income allocated from the
              Underlying Funds                                                    1,269,278          1,611,475            842,403
                                                                            ---------------    ---------------    ---------------

Expenses

              Administrative fees                                                   155,173            249,418            157,471
              Account maintenance and distribution fees--Class C                    165,756            206,793            158,220
              Account maintenance and distribution fees--Class B                    128,841             97,619            114,530
              Investment advisory fees                                               66,503            106,894             67,488
              Accounting services                                                    68,949             70,361             69,173
              Registration fees                                                      51,591             41,275             40,603
              Transfer agent fees--Class I                                           41,188             52,853             29,907
              Transfer agent fees--Class C                                           53,939             32,769             32,119
              Printing and shareholder reports                                       22,939             36,757             33,796
              Professional fees                                                      29,107             31,610             28,480
              Transfer agent fees--Class B                                           44,904             15,308             22,455
              Custodian fees                                                         18,549             22,873             15,033
              Directors' fees and expenses                                            6,211              9,520              6,413
              Account maintenance fees--Class A                                       3,614              5,737              1,581
              Transfer agent fees--Class A                                            4,514              3,157              1,107
              Account maintenance and distribution fees--Class R                        697                 29                222
              Transfer agent fees--Class R                                              463                 11                157
              Other                                                                  17,161             18,820             17,554
                                                                            ---------------    ---------------    ---------------
              Total expenses                                                        880,099          1,001,804            796,309
                                                                            ---------------    ---------------    ---------------
              Investment income--net                                                389,179            609,671             46,094
                                                                            ---------------    ---------------    ---------------

Realized & Unrealized Gain (Loss) Allocated from the Underlying Funds--Net

              Realized gain (loss) on:
                  Investments--net                                                  326,825            334,615            181,407
                  Futures contracts and swaps--net                                   34,922            111,804             87,464
                  Short sales--net                                                       22                 14                 --
                  Foreign currency transactions--net                               (10,880)           (25,377)           (21,281)
                                                                            ---------------    ---------------    ---------------
              Total realized gain--net                                              350,889            421,056            247,590
              Change in unrealized appreciation--net                                418,082          1,849,572          1,479,347
                                                                            ---------------    ---------------    ---------------
              Total realized and unrealized gain--net                               768,971          2,270,628          1,726,937
                                                                            ---------------    ---------------    ---------------
              Net Increase in Net Assets Resulting from Operations          $     1,158,150    $     2,880,299    $     1,773,031
                                                                            ===============    ===============    ===============

              See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Statements of Changes in Net Assets                                                                        Growth and Income Fund

                                                                                                        For the Year Ended
                                                                                                           December 31,
Increase (Decrease) in Net Assets:                                                                    2005               2004
Operations

              Investment income--net                                                           $       389,179    $       367,149
              Realized gain (loss)--net                                                                350,889        (1,785,353)
              Change in unrealized appreciation--net                                                   418,082          4,777,025
                                                                                               ---------------    ---------------
              Net increase in net assets resulting from operations                                   1,158,150          3,358,821
                                                                                               ---------------    ---------------

Dividends to Shareholders

              Investment income--net:
                  Class A                                                                             (21,520)           (17,507)
                  Class B                                                                             (69,287)           (66,797)
                  Class C                                                                             (69,561)           (84,359)
                  Class I                                                                            (208,876)          (217,666)
                  Class R                                                                              (2,041)              (887)
                                                                                               ---------------    ---------------
              Net decrease in net assets resulting from dividends to shareholders                    (371,285)          (387,216)
                                                                                               ---------------    ---------------

Capital Share Transactions

              Net decrease in net assets derived from capital share transactions                   (6,135,704)        (2,992,338)
                                                                                               ---------------    ---------------

Net Assets

              Total decrease in net assets                                                         (5,348,839)           (20,733)
              Beginning of year                                                                     47,234,214         47,254,947
                                                                                               ---------------    ---------------
              End of year*                                                                     $    41,885,375    $    47,234,214
                                                                                               ===============    ===============
                  * Accumulated distributions in excess of investment income--net              $      (36,952)    $      (37,038)
                                                                                               ===============    ===============

                    See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Statements of Changes in Net Assets (continued)                                                             Long-Term Growth Fund
                                                                                                        For the Year Ended
                                                                                                           December 31,
Increase (Decrease) in Net Assets:                                                                    2005               2004
Operations

              Investment income--net                                                           $       609,671    $       581,521
              Realized gain--net                                                                       421,056            904,118
              Change in unrealized appreciation--net                                                 1,849,572          5,433,820
                                                                                               ---------------    ---------------
              Net increase in net assets resulting from operations                                   2,880,299          6,919,459
                                                                                               ---------------    ---------------

Dividends to Shareholders

              Investment income--net:
                  Class A                                                                             (26,378)           (21,988)
                  Class B                                                                             (20,845)           (33,969)
                  Class C                                                                             (42,408)           (70,004)
                  Class I                                                                            (497,396)          (532,073)
                  Class R                                                                                (223)                (2)
                                                                                               ---------------    ---------------
              Net decrease in net assets resulting from dividends to shareholders                    (587,250)          (658,036)
                                                                                               ---------------    ---------------

Capital Share Transactions

              Net decrease in net assets derived from capital share transactions                  (11,177,550)        (5,013,593)
                                                                                               ---------------    ---------------

Net Assets

              Total increase (decrease) in net assets                                              (8,884,501)          1,247,830
              Beginning of year                                                                     76,789,165         75,541,335
                                                                                               ---------------    ---------------
              End of year*                                                                    $     67,904,664    $    76,789,165
                                                                                               ===============    ===============
                  * Accumulated distributions in excess of investment income--net              $      (37,142)    $      (29,995)
                                                                                               ===============    ===============

                    See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Statements of Changes in Net Assets (concluded)                                                                   All-Equity Fund
                                                                                                        For the Year Ended
                                                                                                           December 31,
Increase (Decrease) in Net Assets:                                                                    2005               2004
Operations

              Investment income--net                                                           $        46,094    $        32,984
              Realized gain--net                                                                       247,590            319,559
              Change in unrealized appreciation--net                                                 1,479,347          4,553,607
                                                                                               ---------------    ---------------
              Net increase in net assets resulting from operations                                   1,773,031          4,906,150
                                                                                               ---------------    ---------------

Dividends to Shareholders

              Investment income--net:
                  Class A                                                                                (125)              (533)
                  Class B                                                                              (2,450)                 --
                  Class C                                                                              (3,367)                 --
                  Class I                                                                             (38,434)           (52,118)
                  Class R                                                                                 (19)               (54)
                                                                                               ---------------    ---------------
              Net decrease in net assets resulting from dividends to shareholders                     (44,395)           (52,705)
                                                                                               ---------------    ---------------

Capital Share Transactions

              Net decrease in net assets derived from capital share transactions                  (10,317,548)        (5,687,011)
                                                                                               ---------------    ---------------

Net Assets

              Total decrease in net assets                                                         (8,588,912)          (833,566)
              Beginning of year                                                                     50,731,435         51,565,001
                                                                                               ---------------    ---------------
              End of year*                                                                     $    42,142,523    $    50,731,435
                                                                                               ===============    ===============
                  * Accumulated distributions in excess of investment income--net              $      (28,055)    $       (9,049)
                                                                                               ===============    ===============

                    See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights                                                                                       Growth and Income Fund
                                                                                              Class A

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.40   $     8.82    $     7.60   $     8.71   $     9.33
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .14          .11           .11          .16          .21
              Realized and unrealized gain (loss)--net                   .17          .59          1.22        (.96)        (.68)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .31          .70          1.33        (.80)        (.47)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.13)        (.12)         (.11)        (.31)        (.15)
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.58   $     9.40    $     8.82   $     7.60   $     8.71
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       3.33%        7.93%        17.52%      (9.20%)      (5.03%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.55%        1.45%         1.37%        1.13%         .55%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.55%        1.45%         1.37%        1.26%        1.06%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                   1.46%        1.20%         1.40%        1.99%        2.29%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $    1,546   $    1,343    $    1,558   $    1,042   $    1,519
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                          --        1.07%        13.77%       86.13%       41.29%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                           Growth and Income Fund
                                                                                              Class B

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.37   $     8.79    $     7.58   $     8.69   $     9.32
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .05          .04           .05          .10          .11
              Realized and unrealized gain (loss)--net                   .18          .59          1.21        (.97)        (.64)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .23          .63          1.26        (.87)        (.53)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.05)        (.05)         (.05)        (.24)        (.10)
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.55   $     9.37    $     8.79   $     7.58   $     8.69
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       2.49%        7.14%        16.65%      (9.98%)      (5.70%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              2.33%        2.23%         2.14%        1.91%        1.31%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               2.33%        2.23%         2.14%        2.03%        1.83%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                    .55%         .46%          .58%        1.28%        1.33%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   12,587   $   13,359    $   12,722   $   10,637   $   13,781
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                          --        1.07%        13.77%       86.13%       41.29%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                           Growth and Income Fund
                                                                                              Class C

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.37   $     8.78    $     7.57   $     8.68   $     9.30
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .05          .04           .05          .10          .12
              Realized and unrealized gain (loss)--net                   .18          .59          1.21        (.96)        (.65)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .23          .63          1.26        (.86)        (.53)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.05)        (.04)         (.05)        (.25)        (.09)
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.55   $     9.37    $     8.78   $     7.57   $     8.68
                                                                  ==========   ==========    ==========   ==========   ==========
Total Investment Return*

              Based on net asset value per share                       2.41%        7.22%        16.63%      (9.97%)      (5.68%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              2.31%        2.21%         2.14%        1.91%        1.31%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               2.31%        2.21%         2.14%        2.04%        1.82%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                    .52%         .43%          .58%        1.27%        1.35%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   14,709   $   17,944    $   20,567   $   17,000   $   21,731
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                          --        1.07%        13.77%       86.13%       41.29%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                           Growth and Income Fund
                                                                                              Class I

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.39   $     8.80    $     7.59   $     8.72   $     9.33
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .15          .14           .13          .16          .20
              Realized and unrealized gain (loss)--net                   .18          .59          1.21        (.96)        (.64)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .33          .73          1.34        (.80)        (.44)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.16)        (.14)         (.13)        (.33)        (.17)
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.56   $     9.39    $     8.80   $     7.59   $     8.72
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       3.46%        8.34%        17.67%      (9.04%)      (4.68%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.29%        1.21%         1.13%         .79%         .30%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.29%        1.21%         1.13%         .94%         .81%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                   1.57%        1.54%         1.60%        2.00%        2.17%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   12,870   $   14,485    $   12,407   $    9,775   $   61,401
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                          --        1.07%        13.77%       86.13%       41.29%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges. Effective December 28, 2005,
                  Class I Shares are no longer subject to any front-end sales charge.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                           Growth and Income Fund
                                                                                                           Class R

                                                                                                                   For the Period
                                                                                                                    October 10,
                                                                                             For the Year Ended      2003++ to
The following per share data and ratios have been derived                                       December 31,        December 31,
from information provided in the financial statements.                                          2005         2004       2003
Per Share Operating Performance

              Net asset value, beginning of period                                           $     9.39   $     8.77   $     8.42
                                                                                             ----------   ----------   ----------
              Investment income--net**                                                              .12          .09          .06
              Realized and unrealized gain--net                                                     .17          .61          .42
                                                                                             ----------   ----------   ----------
              Total from investment operations                                                      .29          .70          .48
                                                                                             ----------   ----------   ----------
              Less dividends from investment income--net                                          (.12)        (.08)        (.13)
                                                                                             ----------   ----------   ----------
              Net asset value, end of period                                                 $     9.56   $     9.39   $     8.77
                                                                                             ==========   ==========   ==========

Total Investment Return

              Based on net asset value per share                                                  3.04%        8.02%     5.59%+++
                                                                                             ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses++++                                                                        1.78%        1.71%       1.40%*
                                                                                             ==========   ==========   ==========
              Investment income--net                                                              1.26%         .96%       2.36%*
                                                                                             ==========   ==========   ==========

Supplemental Data

              Net assets, end of period (in thousands)                                       $      172   $      102   $  --+++++
                                                                                             ==========   ==========   ==========
              Portfolio turnover                                                                     --        1.07%       13.77%
                                                                                             ==========   ==========   ==========

                * Annualized.

               ** Based on average shares outstanding.

               ++ Commencement of operations.

             ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent periods ended. As of December 31, 2004 and December 31, 2003, this range was from .03% to .09% and .04% to .17%, respectively. The impact of the Underlying Funds'
                  expense ratios on the Fund can vary according to changes in the Underlying Funds'
                  expenses and the investment weighting the Fund has in the Underlying Funds.

              +++ Aggregate total investment return.

            +++++ Amount is less than $1,000.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                                                              Class A

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.09   $     8.36    $     6.82   $     8.19   $     9.03
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .10          .09           .07          .08          .11
              Realized and unrealized gain (loss)--net                   .31          .74          1.55       (1.37)        (.90)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .41          .83          1.62       (1.29)        (.79)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.10)        (.10)         (.08)        (.08)        (.05)
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.40   $     9.09    $     8.36   $     6.82   $     8.19
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       4.53%        9.92%        23.79%     (15.71%)      (8.71%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.21%        1.20%         1.24%        1.07%         .33%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.21%        1.20%         1.24%        1.28%        1.15%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                   1.08%        1.01%         1.04%        1.04%        1.36%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $    2,040   $    2,021    $    1,490   $      814   $    1,275
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                       1.76%        4.05%         9.13%       96.44%       50.96%
                                                                  ==========   ==========    ==========   ==========   ==========

               * Total investment returns exclude the effects of sales charges.

              ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                 December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                 1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

             *** Based on average shares outstanding.

                 See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                                                              Class B

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.10   $     8.36    $     6.82   $     8.17   $     9.02
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .02          .02           .01          .02          .04
              Realized and unrealized gain (loss)--net                   .31          .75          1.55       (1.35)        (.89)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .33          .77          1.56       (1.33)        (.85)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.02)        (.03)         (.02)        (.02)         --++
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.41   $     9.10    $     8.36   $     6.82   $     8.17
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       3.64%        9.19%        22.84%     (16.34%)      (9.42%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.98%        1.97%         2.02%        1.83%        1.09%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.98%        1.97%         2.02%        2.04%        1.92%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                    .26%         .21%          .18%         .24%         .51%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $    8,947   $   11,128    $   10,791   $    9,341   $   14,015
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                       1.76%        4.05%         9.13%       96.44%       50.96%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

               ++ Amount is less than $(.01) per share.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                                                              Class C

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.07   $     8.34    $     6.81   $     8.16   $     9.02
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .02          .02           .01          .02          .04
              Realized and unrealized gain (loss)--net                   .32          .74          1.54       (1.35)        (.90)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .34          .76          1.55       (1.33)        (.86)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.02)        (.03)         (.02)        (.02)         --++
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.39   $     9.07    $     8.34   $     6.81   $     8.16
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       3.76%        9.09%        22.79%     (16.26%)      (9.50%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.98%        1.97%         2.02%        1.86%        1.10%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.98%        1.97%         2.02%        2.05%        1.92%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                    .26%         .21%          .20%         .29%         .44%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   18,993   $   22,706    $   23,374   $   18,852   $   24,421
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                       1.76%        4.05%         9.13%       96.44%       50.96%
                                                                  ==========   ==========    ==========   ==========   ==========

              *   Total investment returns exclude the effects of sales charges.

              **  Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

              ++  Amount is less than $(.01) per share.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                                                              Class I

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     9.09   $     8.36    $     6.81   $     8.18   $     9.03
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .12          .11           .09          .10          .07
              Realized and unrealized gain (loss)--net                   .32          .74          1.56       (1.37)        (.84)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .44          .85          1.65       (1.27)        (.77)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.13)        (.12)         (.10)        (.10)        (.08)
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.40   $     9.09    $     8.36   $     6.81   $     8.18
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       4.78%       10.18%        24.19%     (15.59%)      (8.57%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**               .96%         .95%         1.00%         .83%         .08%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                                .96%         .95%         1.00%        1.03%         .93%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                   1.31%        1.24%         1.22%        1.28%         .93%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   37,906   $   40,934    $   39,886   $   31,452   $   42,512
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                       1.76%        4.05%         9.13%       96.44%       50.96%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exlcude the effects of sales charges. Effective December 28, 2005,
                  Class I Shares are no longer subject to any front-end sales charge.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, 0.4% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                            Long-Term Growth Fund
                                                                                                           Class R

                                                                                                                   For the Period
                                                                                                                    October 10,
                                                                                             For the Year Ended      2003++ to
The following per share data and ratios have been derived                                       December 31,        December 31,
from information provided in the financial statements.                                          2005         2004       2003
Per Share Operating Performance

              Net asset value, beginning of period                                           $     9.08   $     8.35   $     7.89
                                                                                             ----------   ----------   ----------
              Investment income--net**                                                              .12          .15          .04
              Realized and unrealized gain--net                                                     .32          .70          .52
                                                                                             ----------   ----------   ----------
              Total from investment operations                                                      .44          .85          .56
                                                                                             ----------   ----------   ----------
              Less dividends from investment income--net                                          (.11)        (.12)        (.10)
                                                                                             ----------   ----------   ----------
              Net asset value, end of period                                                 $     9.41   $     9.08   $     8.35
                                                                                             ==========   ==========   ==========

Total Investment Return

              Based on net asset value per share                                                  4.85%       10.19%     6.93%+++
                                                                                             ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses++++                                                                        1.36%        1.20%       1.40%*
                                                                                             ==========   ==========   ==========
              Investment income--net                                                              1.39%         .99%       1.67%*
                                                                                             ==========   ==========   ==========

Supplemental Data

              Net assets, end of period (in thousands)                                       $       19   $  --+++++   $  --+++++
                                                                                             ==========   ==========   ==========
              Portfolio turnover                                                                  1.76%        4.05%        9.13%
                                                                                             ==========   ==========   ==========

                * Annualized.

               ** Based on average shares outstanding.

               ++ Commencement of operations.

             ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent periods ended. As of December 31, 2004 and December 31, 2003, this range was from .03% to .09% and .04% to .17%, respectively. The impact of the Underlying Funds'
                  expense ratios on the Fund can vary according to changes in the Underlying Funds'
                  expenses and the investment weighting the Fund has in the Underlying Funds.

              +++ Aggregate total investment return.

            +++++ Amount is less than $1,000.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                                  All-Equity Fund
                                                                                              Class A

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     8.60   $     7.76    $     5.97   $     7.68   $     8.81
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income (loss)--net***                           .04          .04           .02       --++++         --++
              Realized and unrealized gain (loss)--net                   .37          .81          1.77       (1.71)       (1.13)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .41          .85          1.79       (1.71)       (1.13)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net                --++        (.01)            --           --           --
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.01   $     8.60    $     7.76   $     5.97   $     7.68
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       4.79%       10.89%        29.98%     (22.27%)     (12.83%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.39%        1.38%         1.41%        1.11%         .23%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.39%        1.38%         1.41%        1.42%        1.28%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income (loss)--net                             .45%         .51%          .25%         .01%       (.05%)
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $      612   $      873    $      700   $      805   $    1,668
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                      11.05%        5.92%         5.28%      118.72%       49.26%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

               ++ Amount is less than $(.01) per share.

             ++++ Amount is less than $.01 per share.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                                  All-Equity Fund
                                                                                              Class B

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     8.31   $     7.55    $     5.85   $     7.58   $     8.77
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment loss--net***                                  (.02)        (.03)         (.03)        (.05)        (.07)
              Realized and unrealized gain (loss)--net                   .34          .79          1.73       (1.68)       (1.12)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .32          .76          1.70       (1.73)       (1.19)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net                --++           --            --           --           --
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     8.63   $     8.31    $     7.55   $     5.85   $     7.58
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       3.87%       10.07%        29.06%     (22.82%)     (13.57%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              2.16%        2.15%         2.19%        1.93%        1.00%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               2.16%        2.15%         2.19%        2.21%        2.04%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment loss--net                                    (.30%)       (.34%)        (.50%)       (.73%)       (.83%)
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   10,322   $   12,807    $   14,717   $   14,067   $   22,676
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                      11.05%        5.92%         5.28%      118.72%       49.26%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

               ++ Amount is less than $(.01) per share.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                                  All-Equity Fund
                                                                                              Class C

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     8.30   $     7.55    $     5.85   $     7.58   $     8.77
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment loss--net***                                  (.03)        (.03)         (.03)        (.05)        (.07)
              Realized and unrealized gain (loss)--net                   .36          .78          1.73       (1.68)       (1.12)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .33          .75          1.70       (1.73)       (1.19)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net                --++           --            --           --           --
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     8.63   $     8.30    $     7.55   $     5.85   $     7.58
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       4.00%        9.93%        29.06%     (22.82%)     (13.57%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              2.17%        2.15%         2.19%        1.95%        1.01%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               2.17%        2.15%         2.19%        2.23%        2.05%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment loss--net                                    (.31%)       (.33%)        (.50%)       (.73%)       (.84%)
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   14,578   $   18,064    $   20,080   $   18,327   $   28,625
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                      11.05%        5.92%         5.28%      118.72%       49.26%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

               ++ Amount is less than $(.01) per share.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (continued)                                                                                  All-Equity Fund
                                                                                              Class I

The following per share data and ratios have been derived                         For the Year Ended December 31,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Per Share Operating Performance

              Net asset value, beginning of year                  $     8.68   $     7.83    $     6.00   $     7.70   $     8.82
                                                                  ----------   ----------    ----------   ----------   ----------
              Investment income--net***                                  .06          .06           .04          .02          .01
              Realized and unrealized gain (loss)--net                   .37          .81          1.79       (1.72)       (1.13)
                                                                  ----------   ----------    ----------   ----------   ----------
              Total from investment operations                           .43          .87          1.83       (1.70)       (1.12)
                                                                  ----------   ----------    ----------   ----------   ----------
              Less dividends from investment income--net               (.02)        (.02)            --           --           --
                                                                  ----------   ----------    ----------   ----------   ----------
              Net asset value, end of year                        $     9.09   $     8.68    $     7.83   $     6.00   $     7.70
                                                                  ==========   ==========    ==========   ==========   ==========

Total Investment Return*

              Based on net asset value per share                       4.97%       11.16%        30.50%     (21.88%)     (12.70%)
                                                                  ==========   ==========    ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses, net of waiver and reimbursement**              1.15%        1.14%         1.15%         .93%         .00%
                                                                  ==========   ==========    ==========   ==========   ==========
              Expenses**                                               1.15%        1.14%         1.15%        1.20%        1.01%
                                                                  ==========   ==========    ==========   ==========   ==========
              Investment income--net                                    .74%         .76%          .57%         .32%         .18%
                                                                  ==========   ==========    ==========   ==========   ==========

Supplemental Data

              Net assets, end of year (in thousands)              $   16,534   $   18,900    $   16,068   $   11,135   $   16,057
                                                                  ==========   ==========    ==========   ==========   ==========
              Portfolio turnover                                      11.05%        5.92%         5.28%      118.72%       49.26%
                                                                  ==========   ==========    ==========   ==========   ==========

                * Total investment returns exclude the effects of sales charges. Effective December 28, 2005,
                  Class I Shares are no longer subject to any front-end sales charge.

               ** Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent years ended. As of December 31, 2004, December 31, 2003, December 31, 2002 and
                  December 31, 2001, this range was from .03% to .09%, .04% to .17%, .04% to .08%, and
                  1.21% to 1.72%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.

              *** Based on average shares outstanding.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Financial Highlights (concluded)                                                                                  All-Equity Fund
                                                                                                           Class R

                                                                                                                   For the Period
                                                                                                                    October 10,
                                                                                             For the Year Ended      2003++ to
The following per share data and ratios have been derived                                       December 31,        December 31,
from information provided in the financial statements.                                          2005         2004       2003
Per Share Operating Performance

              Net asset value, beginning of period                                           $     8.45   $     7.62   $     7.03
                                                                                             ----------   ----------   ----------
              Investment income--net**                                                              .05          .06          .03
              Realized and unrealized gain--net                                                     .35          .78          .56
                                                                                             ----------   ----------   ----------
              Total from investment operations                                                      .40          .84          .59
              Less dividends from investment income--net                                       --++++++        (.01)           --
                                                                                             ----------   ----------   ----------
              Net asset value, end of period                                                 $     8.85   $     8.45   $     7.62
                                                                                             ==========   ==========   ==========

Total Investment Return

              Based on net asset value per share                                                  4.76%       10.96%     8.39%+++
                                                                                             ==========   ==========   ==========

Ratios to Average Net Assets

              Expenses++++                                                                        1.40%        1.50%       1.54%*
                                                                                             ==========   ==========   ==========
              Investment income--net                                                               .56%         .79%       1.05%*
                                                                                             ==========   ==========   ==========

Supplemental Data

              Net assets, end of period (in thousands)                                       $       97   $       87   $  --+++++
                                                                                             ==========   ==========   ==========
              Portfolio turnover                                                                 11.05%        5.92%        5.28%
                                                                                             ==========   ==========   ==========

                * Annualized.

               ** Based on average shares outstanding.

               ++ Commencement of operations.

             ++++ Amounts do not include expenses of the Underlying Funds. As of December 31, 2005, the expense ratios of the Underlying Funds ranged from .03% to .10% as of their most recent periods ended. As of December 31, 2004 and December 31, 2003, this range was from .03% to .09% and .04% to .17%, respectively. The impact of the Underlying Funds'
                  expense ratios on the Fund can vary according to changes in the Underlying Funds'
                  expenses and the investment weighting the Fund has in the Underlying Funds.

           ++++++ Amount is less than $(.01) per share.

              +++ Aggregate total investment return.

            +++++ Amount is less than $1,000.

                  See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company consisting of three separate funds: Merrill
Lynch Strategy Growth and Income Fund ("Growth and Income Fund"), Merrill
Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master
Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of each Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class A Shares are sold with a front-end sales charge.
Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class I Shares are sold only to certain retirement plans and investment programs and existing Class I shareholders. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Each Fund records its investment in the Underlying Funds at fair value. Equity securities that are held by each Fund and the Underlying Funds that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Funds and Underlying Funds employ pricing services to provide certain security prices for each Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation, including valuations furnished by the pricing services retained by each Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Funds under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


* Swaps--Each Fund may enter into swap agreements, which are over-the-counter contracts in which each Fund and counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by each Fund are recorded in the accompanying Statement of Operations as realized gains and losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized in the financial statements. Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

* Short sales--When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Custodian--The All-Equity Fund and the Long-Term Growth Fund recorded an amount payable to the custodian reflecting an overnight overdraft, which resulted from no trade being executed for a projected cash shortfall.

(i) Securities lending--Each Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Where each Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. Each Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. Each Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, each Fund could experience delays and costs in gaining access to the collateral. Each Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Reclassifications--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


Growth and Income Fund

During the current year, $300,961 has been reclassified between accumulated realized net capital losses and paid-in capital in excess of par and $17,808 has been reclassified between accumulated distributions in excess of net investment income and accumulated realized net capital losses as a result of permanent differences attributable to net gains realized on the distribution of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies, foreign currency transactions, and swap agreements. These reclassifications have no effect on net assets or net asset values per share.


Long-Term Growth Fund

During the current year, $666,278 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par and $29,568 has been reclassifed between accumulated distributions in excess of net investment income and accumulated net realized capital losses as a result of permanent differences attributable to net gains realized on the distribution of securities not recognized for tax purposes, foreign currency transactions, swap agreements, amortization methods on fixed income securities, and gains from the sale of stock of passive foreign investment companies. These reclassifications have no effect on net assets or net asset values per share.


All-Equity Fund

During the current year, $479,657 has been reclassified between accumulated realized net capital losses on investments and paid-in capital in excess of par, $21,277 has been reclassified between distributions in excess of net investment income and accumulated realized net capital losses on investments and $572 has been reclassified between paid-in capital in excess of par and distributions in excess of net investment income as a result of permanent differences attributable to net gains realized on the distribution of securities not recognized for tax purposes, gains from the sale of stock of passive foreign investment companies and foreign currency transactions. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM.
The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of .35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                     Account
                                 Maintenance    Distribution
                                         Fee             Fee

Class A                                 .25%              --
Class B                                 .25%            .75%
Class C                                 .25%            .75%
Class R                                 .25%            .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended December 31, 2005, the All-Equity Fund did not accrue Class R distribution fees and the Long-Term Growth Fund and the Growth and Income Fund did not accrue distribution fees for a portion of the year because of regulatory fee limits.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


For the year ended December 31, 2005, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class I Shares as follows:


                           Growth and      Long-Term
                               Income         Growth     All-Equity
                                 Fund           Fund           Fund
Class A:
  FAMD                       $    145       $    313        $    54
  MLPF&S                     $  1,643       $  4,422        $   675
Class I:
  FAMD                             --             --             --
  MLPF&S                     $      9       $      9        $   183


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

                                     Class B         Class C

Growth and Income Fund               $18,676         $   532
Long-Term Growth Fund                $20,628         $ 1,493
All-Equity Fund                      $27,034         $   773


In addition, MLPF&S received contingent deferred sales charges of $1 relating to transactions subject to front-end sales waivers in Class A Shares of the All-Equity Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

Each Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

For the year ended December 31, 2005, the Funds reimbursed FAM as follows:

Growth and Income Fund                                      $1,085
Long-Term Growth Fund                                       $1,068
All-Equity Fund                                             $1,784


Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, ML & Co., and/or MLIM, LLC.


3. Investments:
Contributions and withdrawals in the Fund's investment in the Underlying Funds for the year ended December 31, 2005 were as follows:

                                       Contributions        Withdrawals

Growth and Income Fund                            --        $ 7,830,000
Long-Term Growth Fund                     $1,250,000        $13,280,000
All-Equity Fund                           $5,000,000        $15,970,000


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions for the years ended December 31, 2005 and December 31, 2004 were as follows:


                                             For the            For the
                                          Year Ended         Year Ended
                                        December 31,       December 31,
                                                2005               2004

Growth and Income Fund                 $ (6,135,704)       $(2,992,338)
Long-Term Growth Fund                  $(11,177,550)       $(5,013,593)
All-Equity Fund                        $(10,317,548)       $(5,687,011)


Transactions in capital shares for each class were as follows:


Growth and Income Fund

Class A Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   27,625    $       260,228
Automatic conversion of shares                23,700            222,118
Shares issued to shareholders in
   reinvestment of dividends                   1,545             14,830
                                     ---------------    ---------------
Total issued                                  52,870            497,176
Shares redeemed                             (34,281)          (324,160)
                                     ---------------    ---------------
Net increase                                  18,589    $       173,016
                                     ===============    ===============



Class A Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                   23,778    $       213,699
Automatic conversion of shares                 9,912             88,359
Shares issued to shareholders in
   reinvestment of dividends                   1,199             11,150
                                     ---------------    ---------------
Total issued                                  34,889            313,208
Shares redeemed                             (68,740)          (621,218)
                                     ---------------    ---------------
Net decrease                                (33,851)    $     (308,010)
                                     ===============    ===============



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


Growth and Income Fund (continued)

Class B Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  383,750    $     3,595,553
Shares issued to shareholders in
   reinvestment of dividends                   6,127             58,631
                                     ---------------    ---------------
Total issued                                 389,877          3,654,184
                                     ---------------    ---------------
Shares redeemed                            (473,210)        (4,429,660)
Automatic conversion of shares              (23,878)          (222,118)
                                     ---------------    ---------------
Total redeemed                             (497,088)        (4,651,778)
                                     ---------------    ---------------
Net decrease                               (107,211)    $     (997,594)
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  361,309    $     3,236,045
Shares issued to shareholders in
   reinvestment of dividends                   5,830             54,046
                                     ---------------    ---------------
Total issued                                 367,139          3,290,091
                                     ---------------    ---------------
Automatic conversion of shares               (9,987)           (88,359)
Shares redeemed                            (379,329)        (3,388,959)
                                     ---------------    ---------------
Total redeemed                             (389,316)        (3,477,318)
                                     ---------------    ---------------
Net decrease                                (22,177)    $     (187,227)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  183,636    $     1,719,520
Shares issued to shareholders in
   reinvestment of dividends                   5,957             57,065
                                     ---------------    ---------------
Total issued                                 189,593          1,776,585
Shares redeemed                            (565,558)        (5,307,397)
                                     ---------------    ---------------
Net decrease                               (375,965)    $   (3,530,812)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  289,740    $     2,579,300
Shares issued to shareholders in
   reinvestment of dividends                   6,946             64,394
                                     ---------------    ---------------
Total issued                                 296,686          2,643,694
Shares redeemed                            (723,672)        (6,433,650)
                                     ---------------    ---------------
Net decrease                               (426,986)    $   (3,789,956)
                                     ===============    ===============



Growth and Income Fund (concluded)

Class I Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  125,670    $     1,184,219
Shares issued to shareholders in
   reinvestment of dividends                  21,524            206,200
                                     ---------------    ---------------
Total issued                                 147,194          1,390,419
Shares redeemed                            (344,203)        (3,237,261)
                                     ---------------    ---------------
Net decrease                               (197,009)    $   (1,846,842)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  516,270    $     4,618,921
Shares issued to shareholders in
   reinvestment of dividends                  23,253            215,786
                                     ---------------    ---------------
Total issued                                 539,523          4,834,707
Shares redeemed                            (406,119)        (3,639,995)
                                     ---------------    ---------------
Net increase                                 133,404    $     1,194,712
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   11,164    $       104,549
Shares issued to shareholders in
   reinvestment of dividends                     213              2,041
                                     ---------------    ---------------
Total issued                                  11,377            106,590
Shared redeemed                              (4,265)           (40,062)
                                     ---------------    ---------------
Net increase                                   7,112    $        66,528
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                   27,429    $       246,422
Shares issued to shareholders in
   reinvestment of dividends                      96                887
                                     ---------------    ---------------
Total issued                                  27,525            247,309
Shared redeemed                             (16,619)          (149,166)
                                     ---------------    ---------------
Net increase                                  10,906    $        98,143
                                     ===============    ===============



Long-Term Growth Fund

Class A Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  218,124    $     1,968,818
Automatic conversion of shares                 2,765             25,315
Shares issued to shareholders in
   reinvestment of dividends                   2,455             23,196
                                     ---------------    ---------------
Total issued                                 223,344          2,017,329
Shares redeemed                            (228,660)        (2,112,714)
                                     ---------------    ---------------
Net decrease                                 (5,316)    $      (95,385)
                                     ===============    ===============



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


Long-Term Growth Fund (continued)

Class A Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  174,390    $     1,494,196
Automatic conversion of shares                 2,297             19,552
Shares issued to shareholders in
   reinvestment of dividends                   1,619             14,439
                                     ---------------    ---------------
Total issued                                 178,306          1,528,187
Shares redeemed                            (134,249)        (1,138,395)
                                     ---------------    ---------------
Net increase                                  44,057    $       389,792
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  113,173    $     1,040,103
Shares issued to shareholders in
   reinvestment of dividends                   1,942             18,353
                                     ---------------    ---------------
Total issued                                 115,115          1,058,456
                                     ---------------    ---------------
Automatic conversion of shares               (2,777)           (25,315)
Shares redeemed                            (385,085)        (3,514,757)
                                     ---------------    ---------------
Total redeemed                             (387,862)        (3,540,072)
                                     ---------------    ---------------
Net decrease                               (272,747)    $   (2,481,616)
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  222,109    $     1,893,302
Shares issued to shareholders in
   reinvestment of dividends                   3,323             29,381
                                     ---------------    ---------------
Total issued                                 225,432          1,922,683
                                     ---------------    ---------------
Automatic conversion of shares               (2,304)           (19,552)
Shares redeemed                            (290,392)        (2,486,308)
                                     ---------------    ---------------
Total redeemed                             (292,696)        (2,505,860)
                                     ---------------    ---------------
Net decrease                                (67,264)    $     (583,177)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  237,788    $     2,137,851
Shares issued to shareholders in
   reinvestment of dividends                   3,932             37,040
                                     ---------------    ---------------
Total issued                                 241,720          2,174,891
Shares redeemed                            (721,303)        (6,542,090)
                                     ---------------    ---------------
Net decrease                               (479,583)    $   (4,367,199)
                                     ===============    ===============



Long-Term Growth Fund (concluded)

Class C Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  456,544    $     3,876,882
Shares issued to shareholders in
   reinvestment of dividends                   6,606             58,270
                                     ---------------    ---------------
Total issued                                 463,150          3,935,152
Shares redeemed                            (763,257)        (6,484,869)
                                     ---------------    ---------------
Net decrease                               (300,107)    $   (2,549,717)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  312,010    $     2,847,176
Shares issued to shareholders in
   reinvestment of dividends                  51,865            489,559
                                     ---------------    ---------------
Total issued                                 363,875          3,336,735
Shares redeemed                            (833,780)        (7,589,212)
                                     ---------------    ---------------
Net decrease                               (469,905)    $   (4,252,477)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  832,836    $     7,100,127
Shares issued to shareholders in
   reinvestment of dividends                  58,966            526,766
                                     ---------------    ---------------
Total issued                                 891,802          7,626,893
Shares redeemed                          (1,162,496)        (9,897,384)
                                     ---------------    ---------------
Net decrease                               (270,694)    $   (2,270,491)
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                    2,014    $        18,905
Shares issued to shareholders in
   reinvestment of dividends                      24                222
                                     ---------------    ---------------
Net increase                                   2,038    $        19,127
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                        8    $            75
Shares issued to shareholders in
   reinvestment of dividends                     --*                  1
                                     ---------------    ---------------
Total issued                                       8                 76
Shares redeemed                                  (8)               (76)
                                     ---------------    ---------------
Net increase                                     --*    $            --
                                     ===============    ===============

* Amount is less than 1 share.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (continued)


All-Equity Fund

Class A Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                    9,732    $        84,434
Automatic conversion of shares                   604              5,246
Shares issued to shareholders in
   reinvestment of dividends                       8                 76
                                     ---------------    ---------------
Total issued                                  10,344             89,756
Shares redeemed                             (43,892)          (375,617)
                                     ---------------    ---------------
Net decrease                                (33,548)    $     (285,861)
                                     ===============    ===============



Class A Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                   89,290    $       721,754
Automatic conversion of shares                   230              1,840
Shares issued to shareholders in
   reinvestment of dividends                      43                365
                                     ---------------    ---------------
Total issued                                  89,563            723,959
Shares redeemed                             (78,308)          (606,312)
                                     ---------------    ---------------
Net increase                                  11,255    $       117,647
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   28,653    $       235,224
Shares issued to shareholders in
   reinvestment of dividends                     195              1,641
                                     ---------------    ---------------
Total issued                                  28,848            236,865
                                     ---------------    ---------------
Automatic conversion of shares                 (628)            (5,246)
Shares redeemed                            (374,453)        (3,124,777)
                                     ---------------    ---------------
Total redeemed                             (375,081)        (3,130,023)
                                     ---------------    ---------------
Net decrease                               (346,233)    $   (2,893,158)
                                     ===============    ===============



Class B Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                   71,988    $       551,368
                                     ---------------    ---------------
Automatic conversion of shares                 (237)            (1,840)
Shares redeemed                            (479,426)        (3,671,879)
                                     ---------------    ---------------
Total redeemed                             (479,663)        (3,673,719)
                                     ---------------    ---------------
Net decrease                               (407,675)    $   (3,122,351)
                                     ===============    ===============



All-Equity Fund (continued)

Class C Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                   81,038    $       665,967
Shares issued to shareholders in
   reinvestment of dividends                     307              2,593
                                     ---------------    ---------------
Total issued                                  81,345            668,560
                                     ---------------    ---------------
Shares redeemed                            (567,461)        (4,700,795)
                                     ---------------    ---------------
Net decrease                               (486,116)       $(4,032,235)
                                     ===============    ===============



Class C Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  235,697    $     1,819,388
Shares redeemed                            (720,974)        (5,537,949)
                                     ---------------    ---------------
Net decrease                               (485,277)    $   (3,718,561)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                  180,459    $     1,568,125
Shares issued to shareholders in
   reinvestment of dividends                   4,017             36,654
                                     ---------------    ---------------
Total issued                                 184,476          1,604,779
                                     ---------------    ---------------
Shares redeemed                            (543,976)        (4,717,491)
                                     ---------------    ---------------
Net decrease                               (359,500)    $   (3,112,712)
                                     ===============    ===============



Class I Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                  629,734    $     5,025,397
Shares issued to shareholders in
   reinvestment of dividends                   5,856             49,954
                                     ---------------    ---------------
Total issued                                 635,590          5,075,351
Shares redeemed                            (510,171)        (4,119,924)
                                     ---------------    ---------------
Net increase                                 125,419    $       955,427
                                     ===============    ===============



Class R Shares for the Year                                      Dollar
Ended December 31, 2005                       Shares             Amount

Shares sold                                      811    $         6,885
Shares issued to shareholders in
   reinvestment of dividends                       2                 19
                                     ---------------    ---------------
Total issued                                     813              6,904
Total redeemed                                  (59)              (486)
                                     ---------------    ---------------
Net increase                                     754    $         6,418
                                     ===============    ===============



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Notes to Financial Statements (concluded)


All-Equity Fund (concluded)

Class R Shares for the Year                                      Dollar
Ended December 31, 2004                       Shares             Amount

Shares sold                                   10,522    $        83,038
Shares issued to shareholders in
   reinvestment of dividends                       6                 54
                                     ---------------    ---------------
Total issued                                  10,528             83,092
Total redeemed                                 (296)            (2,265)
                                     ---------------    ---------------
Net increase                                  10,232    $        80,827
                                     ===============    ===============


5. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 were as follows:


Growth and
Income Fund                               12/31/2005         12/31/2004

Distributions paid from:
   Ordinary income                   $       371,285    $       387,216
                                     ---------------    ---------------
Total taxable distributions          $       371,285    $       387,216
                                     ===============    ===============



Long-Term
Growth Fund                               12/31/2005         12/31/2004

Distributions paid from:
   Ordinary income                   $       587,250    $       658,036
                                     ---------------    ---------------
Total taxable distributions          $       587,250    $       658,036
                                     ===============    ===============



All-Equity Fund                           12/31/2005         12/31/2004

Distributions paid from:
   Ordinary income                   $        44,395    $        52,705
                                     ---------------    ---------------
Total taxable distributions          $        44,395    $        52,705
                                     ===============    ===============



As of December 31, 2005, the components of accumulated losses on a tax basis were as follows:


Growth and Income Fund

Undistributed ordinary income--net                      $        14,095
Undistributed long-term capital gains--net                           --
                                                        ---------------
Total undistributed earnings--net                                14,095
Capital loss carryforward                                 (14,928,509)*
Unrealized gains--net                                       4,024,814**
                                                        ---------------
Total accumulated losses--net                           $  (10,889,600)
                                                        ===============



Long-Term Growth Fund

Undistributed ordinary income--net                      $         8,724
Undistributed long-term capital gains--net                           --
                                                        ---------------
Total undistributed earnings--net                                 8,724
Capital loss carryforward                                 (11,618,282)*
Unrealized gains--net                                       9,972,656**
                                                        ---------------
Total accumulated losses--net                           $   (1,636,902)
                                                        ===============



All-Equity Fund

Undistributed ordinary income--net                      $            --
Undistributed long-term capital gains--net                           --
                                                        ---------------
Total undistributed earnings--net                                    --
Capital loss carryforward                                 (21,480,818)*
Unrealized gains--net                                       7,277,850**
                                                        ---------------
Total accumulated losses--net                           $  (14,202,968)
                                                        ===============

 * On December 31, 2005, each Fund in the Corporation had a net capital loss carryfoward as follows: $14,928,509 in the Growth and Income Fund, of which $715,608 expires in 2009, $9,992,600 expires in 2010, $1,361,702 expires in 2011 and $2,858,599 expires in 2012; $11,618,282 in the Long-Term Growth Fund, of which $1,010,735 expires in 2009, $10,171,497 expires in 2010 and $436,050 expires in 2011; and $21,480,818 in the All-Equity Fund, of which $61,320 expires in 2008, $3,315,433 expires in 2009, $16,819,783 expires in 2010, $740,923 expires in 2011 and $543,359 expires in 2012. These amounts will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the deferral of post-October capital losses for tax purposes and the deferral of post-October currency losses for tax purposes and other book/tax temporary differences.



MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Directors of Merrill Lynch Strategy Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Strategy Series, Inc. (the "Series") comprising Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy All-Equity Fund as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Merrill Lynch Strategies Series, Inc. as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2006



Officers and Directors
                                                                                               Number of
                                                                                               Portfolios in  Other Public
                        Position(s)  Length of                                                 Fund Complex   Directorships
                        Held with    Time                                                      Overseen by    Held by
Name, Address & Age     Fund         Served   Principal Occupation(s) During Past 5 Years      Director       Director
Interested Director


Robert C. Doll, Jr.*    President    2005 to  President of the MLIM/FAM-advised funds since    131 Funds      None
P.O. Box 9011           and          present  2005; President of MLIM and FAM since 2001;      177 Portfolios
Princeton,              Director              Co-Head (Americas Region) thereof from 2000
NJ 08543-9011                                 to 2001 and Senior Vice President from 1999
Age: 51                                       to 2001; President and Director of Princeton
                                              Services, Inc. ("Princeton Services") since
                                              2001; President of Princeton Administrators,
                                              L.P. ("Princeton Administrators") since 2001;
                                              Chief Investment Officer of OppenheimerFunds,
                                              Inc. in 1999 and Executive Vice President
                                              thereof from 1991 to 1999.


* Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund
  President, Mr. Doll serves at the pleasure of the Board of Directors.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Officers and Directors (continued)
                                                                                               Number of
                                                                                               Portfolios in  Other Public
                        Position(s)  Length of                                                 Fund Complex   Directorships
                        Held with    Time                                                      Overseen by    Held by
Name, Address & Age     Fund         Served   Principal Occupation(s) During Past 5 Years      Director       Director
Independent Directors*


Donald W. Burton        Director     2002 to  General Partner of The Burton Partnership,       23 Funds       Knology, Inc.
P.O. Box 9095                        present  Limited Partnership (an investment partnership)  42 Portfolios  (telecommuni-
Princeton,                                    since 1979; Managing General Partner of The                     cations) and
NJ 08543-9095                                 South Atlantic Venture Funds since 1983; Member                 Symbion, Inc.
Age: 61                                       of the Investment Advisory Council of the Florida               (healthcare)
                                              State Board of Administration since 2001.


Laurie Simon Hodrick    Director     2000 to  Professor of Finance and Economics, Graduate     23 Funds       None
P.O. Box 9095                        present  School of Business, Columbia University since    42 Portfolios
Princeton,                                    1998.
NJ 08543-9095
Age: 43


John Francis O'Brien    Director     2005 to  President and Chief Executive Officer of         23 Funds       ABIOMED
P.O. Box 9095                        present  Allmerica Financial Corporation (financial       42 Portfolios  (medical device
Princeton,                                    services holding company) from 1995 to 2002                     manufacturer),
NJ 08543-9095                                 and Director from 1995 to 2003; President of                    Cabot
Age: 62                                       Allmerica Investment Management Co., Inc.                       Corporation
                                              (investment adviser) from 1989 to 2002,                         (chemicals),
                                              Director from 1989 to 2002 and Chairman of                      LKQ Corporation
                                              the Board from 1989 to 1990; President, Chief                   (auto parts
                                              Executive Officer and Director of First                         manufacturing)
                                              Allmerica Financial Life Insurance Company                      and TJX
                                              from 1989 to 2002 and Director of various other                 Companies, Inc.
                                              Allmerica Financial companies until 2002; Director              (retailer)
                                              since 1989, Member of the Governance Nominating
                                              Committee since 2004, Member of the Compensation
                                              Committee of ABIOMED since 1989 and Member of
                                              the Audit Committee of ABIOMED from 1990 to
                                              2004; Director and member of the Governance and
                                              Nomination Committee of Cabot Corporation and
                                              Member of the Audit Committee since 1990;
                                              Director and Member of the Audit Committee and
                                              Compensation Committee of LKQ Corporation since
                                              2003; Lead Director of TJX Companies, Inc. since
                                              1999; Trustee of the Woods Hole Oceanographic
                                              Institute since 2003.


David H. Walsh          Director     2003 to  Consultant with Putnam Investments from 1993     23 Funds       None
P.O. Box 9095                        present  to 2003, and employed in various capacities      42 Portfolios
Princeton,                                    therewith from 1973 to 1992; Director, The
NJ 08543-9095                                 National Audubon Society since 1998; Director,
Age: 64                                       The American Museum of Fly Fishing since 1997.


Fred G. Weiss**         Director     2000 to  Managing Director of FGW Associates since        23 Funds       Watson
P.O. Box 9095                        present  1997; Vice President, Planning, Investment and   42 Portfolios  Pharmaceuticals,
Princeton,                                    Development of Warner Lambert Co. from 1979                     Inc.
NJ 08543-9095                                 to 1997; Director of the Michael J. Fox Foundation              (pharmaceutical
Age: 64                                       for Parkinson's Research since 2000; Director of                company)
                                              BTG International PLC (a global technology
                                              commercialization company) since 2001.


 * Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board of Directors and the Audit Committee.


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Officers and Directors (concluded)

                        Position(s)  Length of
                        Held with    Time
Name, Address & Age     Fund         Served   Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke         Vice         2000 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
P.O. Box 9011           President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
Princeton,              and                   since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since 1999 and
NJ 08543-9011           Treasurer             Director since 2004; Vice President of MLIM and FAM from 1990 to 1997; Director of
Age: 45                                       Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and Secretary of the
                                              IQ Funds since 2004.


Philip J. Green         Vice         2000 to  Managing Director of MLIM since 1999; Managing Director and Portfolio Manager
P.O. Box 9011           President    present  of Global Institutional Services at Bankers Trust from 1997 to 1999.
Princeton,
NJ 08543-9011
Age: 42


Jeffrey Hiller          Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
P.O. Box 9011           Compliance   present  Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief Compliance
Princeton,              Officer               Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
NJ 08543-9011                                 Investment Management from 2002 to 2004; Managing Director and Global Director
Age: 54                                       of Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                              Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential
                                              Financial from 1995 to 2000; Senior Counsel in the Commission's Division of
                                              Enforcement in Washington, D.C. from 1990 to 1995.


Alice A. Pellegrino     Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
P.O. Box 9011                        present  2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD
Princeton,                                    and Princeton Services since 2004.
NJ 08543-9011
Age: 45


* Officers of the Fund serve at the pleasure of the Board of Directors.


Further information about the Series' Officers and Directors is available in the Series' Statement of Additional Information, which can be obtained without charge by calling 1-800-637-3863.


Custodian
JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


MERRILL LYNCH STRATEGY SERIES, INC.                           DECEMBER 31, 2005


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien,
           (4) David H. Walsh and (5) Fred G. Weiss.

           The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

           Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 -   Principal Accountant Fees and Services

           (a) Audit Fees -     Fiscal Year Ending December 31, 2005 - $58,500
                                Fiscal Year Ending December 31, 2004 - $55,500

           (b) Audit-Related Fees -
                                Fiscal Year Ending December 31, 2005 - $0
                                Fiscal Year Ending December 31, 2004 - $0

           (c) Tax Fees -       Fiscal Year Ending December 31, 2005 - $17,100
                                Fiscal Year Ending December 31, 2004 - $15,600

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees - Fiscal Year Ending December 31, 2005 - $0
                                Fiscal Year Ending December 31, 2004 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ending December 31, 2005 - $5,577,771
               Fiscal Year Ending December 31, 2004 - $11,926,355

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:     /s/ Robert C. Doll, Jr.
       ---------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       ---------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 21, 2006


By:     /s/ Donald C. Burke
       ---------------------------
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 21, 2006